UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     9652


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE





                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
TERRA INDS INC              OPTION              880915903       24      368     X    SOLE                      368
ADVANCED MICRO DEVICES INC  COMMON              007903107      183    18922 X        SOLE                    18922
AFFILIATED COMPUTER SERVICESCOMMON              008190100     4204    70432 X        SOLE                    70432
ARMOUR RESIDENTIAL REIT INC COMMON              042315101       31     3765 X        SOLE                     3765
CF INDS HLDGS INC           COMMON              125269100      334     3680 X        SOLE                     3680
DIRECTV                     COMMON              25490A101        3       96 X        SOLE                       96
GENERAL FINANCE CORP        COMMON              369822101        9     7351 X        SOLE                     7351
LIBERTY ACQUISITION HLDGS COCOMMON              53015Y107      292    30163 X        SOLE                    30163
LIBERTY MEDIA CORP NEW      COMMON              53071M708      651    14109 X        SOLE                    14109
SUN MICROSYSTEMS INC        COMMON              866810203      520    55467 X        SOLE                    55467
ADVANCED MICRO DEVICES INC  NOTE                007903AN7      535   541000 X        SOLE                   541000
ADVANCED MICRO DEVICES INC  NOTE                007903AL1     2816  3094000 X        SOLE                  3094000
HERSHEY CO                  OPTION              427866958       10      115     X    SOLE                      115
HERSHEY CO                  OPTION              427866958        4      114     X    SOLE                      114
SPDR TR                     OPTION              78462F953        8       21     X    SOLE                       21
LIBERTY ACQUISITION HLDGS COWARRANT             53015Y115       28    41024 X        SOLE                    41024
TRIAN ACQUISITION I CORP    WARRANT             89582E116        0    39844 X        SOLE                    39844